20. Employees benefits (Details 7) - G1 Plan R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
SummaryOfEmployeeBenefitsLineItems [Line Items]
Service cost	R$ 3,796
Interest cost rates	208,485
Net profitability on financial assets	(187,317)
Expense to be recognized by employer	R$ 24,964